SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016
Revenues from sales to unaffiliated customers:

North America	$40,353	$45,934	$40,236
Europe	58,537	48,637	43,457
Africa	55,954	34,642	19,872
Asia-Pacific and Middle East	42,095	31,929	29,743
India	92,066	105,990	80,247
Latin America	82,107	82,303	80,086

	$371,112	$349,435	$293,641

Property and equipment, net, by geographic areas:

Israel		$26,127	$23,162

Others		2,779	4,398

		$28,906	$27,560

c.	Major customer data as a percentage of total revenues:

In 2014 the company had revenue from a single customer that accounted for approximately 16.1% of total revenues. In 2015, the Company had revenue from a single customer group of affiliated companies equaling 17.7% of total revenues, in 2016 the company had revenue from a single customer that accounted for approximately 16.6% of total revenues.